SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
29. SHARE BASED COMPENSATION

a)	JinkoSolar Holding

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 10, 2014, under the 2014 Plan, the Company granted to certain officers options to purchase 9,940,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from October 10, 2014, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 13, 2013, the Company extended the expiration date of the stock options granted to an officer from October 1, 2013 to October 1, 2014. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB 1,608,968 for the year ended December 31, 2013.

On August 18, 2014, the Company extended the expiration date of 873,200 stock options granted to an officer from October 1, 2014 to October 1, 2015. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB35,513 for the year ended December 31, 2014.

On March 1, 2015, under the 2009 and 2014 Plan, the Company granted to certain officers options to purchase 320,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from March 1, 2015, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On April 13, 2015, under the 2014 Plan, the Company granted to certain officers options to purchase 160,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from April 13, 2015, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 20, 2015, the Company extended the expiration date of 1,352,840 stock options granted to an officer from October 1, 2015 to October 1, 2016. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB180,553 for the year ended December 31, 2015.

On August 25, 2016, the Company extended the expiration date of 600,000 stock options granted to an officer from October 1, 2016 to September 30, 2017.On September 23, 2016, the Company extended the expiration date of 1,352,840 stock options granted to an officer from October 1, 2016 to October 31, 2017.As a result of this modification, the Company recorded additional share-based compensation expense of RMB1,410,137 for the year ended December 31, 2016.

On November 15, 2016, the Compensation Committee of the Company changed the exercise price of the total 9,472,000 outstanding options under the 2014 Plan from US$5.9275 per share to US$3.2875 per share, and recognized additional share-based compensation expense of RMB 19,545,720 associated with the price modification for the year ended December 31, 2016.

On November 16, 2016, under the 2014 Plan, the Company granted to certain officers to purchase 1,760,000 ordinary shares of the Company at an exercise price of US$3.2875 per share.

A summary of activities under the Company’s share-based compensation plan is as follow:

	Number of		Weighted-average
	option	Weighted-average	remaining	Aggregate
	outstanding	exercise price	contractual term	intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2016	14,627,422	4.77
Granted	1,760,000	3.29
Exercise	(1,259,336)	2.07
Forfeited	(472,000)	3.19
Balance as of December 31, 2016	14,656,086	3.11	6.47	75,543,554

Vested and expected to vest as of December 31, 2016	10,301,274	3.04	5.66	59,982,288
Vested and exercisable as of December 31, 2016	7,268,086	2.92	4.80	49,148,244

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, US$3.81 (RMB 26.45) per share as of December 31, 2016 and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2014, 2015 and 2016 were RMB67,877,828, RMB152,515,116 and RMB81,059,329 respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was RMB28.42, RMB27.73 and RMB17.48 per share, respectively.

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option	Weighted-average fair
	outstanding	value on grant date (RMB/Share)

Non-vested at January 1, 2016	9,152,000	26.52
Granted	1,760,000	17.48
Vested	(3,244,000)	20.89
Forfeited	(280,000)	24.17
Non-vested at December 31, 2016	7,388,000	14.97

Expected to vest as of December 31, 2016	3,033,188	14.52

The total fair value of shares vested for the years ended December 31, 2014, 2015 and 2016 were RMB20,422,248, RMB67,627,740 and RMB67,773,486, respectively.

The share-based compensation expense of continuing operations for the year ended December 31, 2014, 2015 and 2016 was recorded in the respective items:

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Costs of revenues	203,140	118,301	333,338
Selling expenses	6,397,902	23,625,827	15,980,509
General and administrative expenses	34,164,506	81,024,667	67,152,462
Research and development expenses	1,924,447	7,945,590	6,101,390
Total	42,689,995	112,714,385	89,567,699

As of December 31, 2016, the company had 14,656,086 options outstanding. Total share-based compensation cost, determined based on the fair value of the options on the grant dates as well as on the repricing date, if any, applying an estimated forfeiture rate of 10%, amounted to approximately RMB314,315,271 of which the amounts of RMB42,689,995, RMB112,714,385 and RMB89,567,699 was recognized for the year ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the Company had unrecognized share-based compensation expense RMB57,514,872 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 3.0 years. For the year ended December 31, 2016, total cash received from the exercise of share options was RMB 21,730,663.

The fair value of options grant during the year ended December 31, 2016 is estimated on the date of grant using Black-Scholes model with the following assumptions:

	2014	2015	2016

Expected volatility	93.29%	83.49% - 91.68%	77.72% - 79.56%
Expected dividend yield	0%	0%	0%
Expected terms	6.5	6.5	5.3 - 6.5
Risk-free interest rate	1.93%	1.50% - 1.74%	1.74% - 1.94%
Fair value per option at grant date (RMB)	28.42	25.62 – 35.31	16.94 - 17.93

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chooses to use the historical volatility for a period equal to the expected term preceding the grant date.

b)	JinkoSolar Power

In October 2014, JinkoSolar Power adopted its 2014 Equity Incentive Plan (the “JinkoSolar Power 2014 Plan”), which permits the grant of stock options, restricted shares and restricted share units of JinkoSolar Power to its employees, directors and consultants of the JinkoSolar Power. Under the plan, a total of 12,766 ordinary shares (12,766,000 shares post the thousand-for-one share split by JinkoSolar Power in April 2015) of JinkoSolar Power were initially reserved for issuance.

On May 4, 2015, JinkoSolar Power granted 8,680,880 share options to its directors, officers and employees, under JinkoSolar Power 2014 Plan to purchase ordinary shares of JinkoSolar Power. The exercise price of the share option is US$3.9166 per share and the term is 10 years from the date of grant. Subject to the individuals’ continued employment with JinkoSolar Power, and only upon the completion of an IPO of JinkoSolar Power, the option shall vest and become exercisable with respect to the vesting schedule as following.

- 7,021,300 share options granted to directors and employees will vest and exercisable in 5 successive equal annual installments on the last day of each year from grant date.

- 1,659,580 share options granted to an officer will vest by 40% on the grant date, and 30% on each of the second and third anniversaries of the grant date. In addition, if the officer’s employment with JinkoSolar Power is terminated as a result of certain defined events or situations, any then unvested share options for this officer will immediately become fully vested.

The share options have a contractual term of 10 years from the date of grant. The share options shall not become exercisable until JinkoSolar Power’s IPO has occurred prior to the expiry of the contractual option term. The exercise of these options will create non-controlling interest at the parent level. Given the exercise restriction, the recognition of share-based compensation expense is delayed.

The grant date fair value of each option is calculated using a binomial option pricing model by the Company. The fair value of each option grant was estimated on the date of grant with the following assumptions:

2015

Expected volatility	53.56%
Expected dividend yield	0%
Option term	10 years
Risk-free interest rate	2.36%
Expected forfeiture rate (post-vesting)	0% or 10%
Fair value per option at grant date (USD)	1.88-2.01

The Company’s disposition of the downstream solar projects business triggered immediate vesting of the share options pursuant to the terms of the share option agreements. The Company fully recognized share based compensation expense amounted to RMB113,701,932 in the discontinued operations in the year ended December 31, 2016. At the same time, the JinkoSolar Power signed the agreements with its relevant employees to cancel and terminate the Share Options granted irrevocably and unconditionally with no consideration.